Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Balanced Fund
Entity Central Index Key	0000004568
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
American Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class A
Trading Symbol	ABALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 18.47% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class A (with sales charge) *	11.64%	8.29%	9.15%
American Balanced Fund — Class A (without sales charge) *	18.47%	9.58%	9.80%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class C
Trading Symbol	BALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 141	1.30%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 17.60% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class C (with sales charge) *	16.60%	8.75%	9.12%
American Balanced Fund — Class C (without sales charge) *	17.60%	8.75%	9.12%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class T
Trading Symbol	TABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 18.78% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class T (with sales charge) 2	15.81%	9.30%	9.67%
American Balanced Fund — Class T (without sales charge) 2	18.78%	9.85%	9.99%
S&P 500 Index 3	17.88%	14.42%	14.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.79%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-1
Trading Symbol	BALFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.43% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-1 *	18.43%	9.52%	9.73%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-2
Trading Symbol	AMBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.69% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-2 *	18.69%	9.80%	10.02%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-3
Trading Symbol	AFMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypot het ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.84% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class F-3 2	18.84%	9.92%	10.08%
S&P 500 Index 3	17.88%	14.42%	14.95%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.84%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-A
Trading Symbol	CLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.45% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-A (with sales charge) *	14.32%	8.76%	9.35%
American Balanced Fund — Class 529-A (without sales charge) *	18.45%	9.54%	9.74%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-C
Trading Symbol	CLBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.35%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.54% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-C (with sales charge) *	16.54%	8.71%	9.33%
American Balanced Fund — Class 529-C (without sales charge) *	17.54%	8.71%	9.33%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-E
Trading Symbol	CLBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypoth etic al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.18% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-E *	18.18%	9.28%	9.49%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-T
Trading Symbol	TAFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy pothe tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 18.72% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-T (with sales charge) 2	15.74%	9.24%	9.62%
American Balanced Fund — Class 529-T (without sales charge) 2	18.72%	9.80%	9.93%
S&P 500 Index 3	17.88%	14.42%	14.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.79%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-1
Trading Symbol	CLBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a h ypot hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.64% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-F-1 *	18.64%	9.72%	9.96%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-2
Trading Symbol	FBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at c apitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last ye ar? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.76% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-F-2 2	18.76%	9.81%	11.45%
S&P 500 Index 3	17.88%	14.42%	17.08%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	10.10%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-3
Trading Symbol	FBONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (b as ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 18.77% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-F-3 2	18.77%	9.86%	11.49%
S&P 500 Index 3	17.88%	14.42%	17.08%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	10.10%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-1
Trading Symbol	RLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy pot hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.33%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.58% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-1 *	17.58%	8.75%	8.95%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2
Trading Symbol	RLBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (b ase d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 145	1.33%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.58% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2 *	17.58%	8.73%	8.95%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2E
Trading Symbol	RAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (b ased on a hypo th etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.91% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2E *	17.91%	9.05%	9.27%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-3
Trading Symbol	RLBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy pothe tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 18.08% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-3 *	18.08%	9.21%	9.43%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-4
Trading Symbol	RLBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy po thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.43% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-4 *	18.43%	9.53%	9.75%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5E
Trading Symbol	RLEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a h ypoth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.68% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-5E *	18.68%	9.76%	9.97%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5
Trading Symbol	RLBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp otheti cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.77% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-5 *	18.77%	9.86%	10.08%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-6
Trading Symbol	RLBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a h ypot hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.85% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index reaching record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly due to lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology, industrials and communication services sectors. Consumer discretionary was the only detracting sector. While non-U.S. stocks outpaced domestic stocks, they remained a relatively small portion of the equity portfolio.
Fixed income returns lagged equities but continued to help fulfill their roles of seeking capital preservation and income generation. Corporate bonds and securitized debt were the top contributors, although securitized debt lagged the total portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-6 *	18.85%	9.92%	10.14%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 269,725,000,000
Holdings Count | Holding	4,134
Advisory Fees Paid, Amount	$ 529,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 269,725
Total number of portfolio holdings	4,134
Total advisory fees paid (in millions)	$ 529
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.